Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Labor obligations
Total	$ 71,970
2021
Labor obligations
Total	845
2022
Labor obligations
Total	961
2023
Labor obligations
Total	1,730
2024
Labor obligations
Total	11,257
From 2025 and subsequently
Labor obligations
Total	57,177
Defined benefit plan
Labor obligations
Total	53,549
Defined benefit plan | 2023
Labor obligations
Total	551
Defined benefit plan | 2024
Labor obligations
Total	9,837
Defined benefit plan | From 2025 and subsequently
Labor obligations
Total	43,161
Seniority premium benefits
Labor obligations
Total	18,421
Seniority premium benefits | 2021
Labor obligations
Total	845
Seniority premium benefits | 2022
Labor obligations
Total	961
Seniority premium benefits | 2023
Labor obligations
Total	1,179
Seniority premium benefits | 2024
Labor obligations
Total	1,420
Seniority premium benefits | From 2025 and subsequently
Labor obligations
Total	$ 14,016